SHARE CAPITAL (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options			$ 42,500
Proceeds from exercise of warrants				24,000
Weighted average remaining life of stock options outstanding			3 years 3 months 25 days		3 years 1 month 17 days
Share based compensation	$ 168,518	$ 9,069	$ 256,519	$ 30,168
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			10.00%
Stock option vest term			10 years
Incentive share purchase option plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options			25.00%
Issued share captial 1 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option	400,000		400,000		909,400
Proceeds from exercise of options			$ 42,500
Proceeds from exercise of warrants					$ 173,880
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option					800,000
Proceeds from exercise of options					$ 80,000